CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 202.3	$ 164.3
Receivables, net of allowance for doubtful accounts of $0.9 and $1.0	270.6	351.3
Inventories	544.0	615.6
Prepaid expenses and other current assets	44.5	61.0
Assets held for sale	27.0	0.0
Assets of discontinued operations	131.1	485.8
Total current assets	1,219.5	1,678.0
Property, plant, and equipment, net	1,045.2
Property, plant, and equipment, net		1,142.3
Operating lease right-of-use assets	175.3
Goodwill	2,107.3	2,107.9
Intangible assets, net	554.7	656.4
Other assets, net	37.4	44.7
Total assets	5,139.4	5,629.3
Current liabilities:
Accounts payable	508.4	577.9
Accrued expenses	273.2	252.5
Current portion of long-term debt	15.3	1.2
Liabilities of discontinued operations	16.5	6.0
Total current liabilities	813.4	837.6
Total long-term debt	2,091.7	2,297.4
Operating lease liabilities	158.5
Deferred income taxes	101.5	166.1
Other long-term liabilities	143.4	168.2
Total liabilities	3,308.5	3,469.3
Commitments and contingencies (Note 20)
Stockholders’ equity:
Preferred stock, par value $0.01 per share, 10.0 shares authorized, none issued	0.0	0.0
Common stock, par value $0.01 per share, 90.0 shares authorized, 56.2 and 56.0 shares issued and outstanding, respectively	0.6	0.6
Treasury stock	(83.3)	(83.3)
Additional paid-in capital	2,154.6	2,135.8
(Accumulated deficit) Retained earnings	(157.0)	204.0
Accumulated other comprehensive loss	(84.0)	(97.1)
Stockholders’ equity	1,830.9	2,160.0
Total liabilities and stockholders’ equity	$ 5,139.4	$ 5,629.3